Deferred Tax Assets and (Liabilities) - Composition of Net Deferred Tax Asset (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Taxes [Abstract]
Deferred tax assets	£ 20,156	£ 17,218
Deferred tax liabilities	(14,623)	(10,826)
Net deferred tax	£ 5,533	£ 6,392	£ 9,956